SHORT-TERM AND LONG-TERM INVESTMENTS (Scheduled Maturities of Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SHORT-TERM AND LONG-TERM INVESTMENTS [Abstract]
Amortized cost, due within one year	$ 44,840
Amortized cost, due after one year through five years	226,966
Amortized cost, due after six years through ten years	13,956
Estimated fair value, due within one year	45,146
Estimated fair value, due after one year through five years	227,714
Estimated fair value, due after six years through ten years	13,068
Amortized cost, total	285,762
Estimated fair value, total	$ 285,928	$ 314,945